VIA EDGAR

December 4, 2015

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	BPV Family of Funds (“Trust”) (File Nos. 333-175770 and 811-22588), on behalf of the BPV Core Diversification Fund, the BPV Wealth Preservation Fund and the BPV Low Volatility Fund (collectively, the “Funds”), each a series of the Trust

Ladies and Gentlemen:

Pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, please find Post-Effective Amendment No. 31 to the Registration Statement of the Trust (“Amendment”).

The Amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of making certain updates to reflect the merger of the Funds’ investment sub-adviser, Quintium Advisers, LLC into is commonly controlled affiliate and the Funds’ investment adviser, BPV Capital Management, LLC, to reflect the elimination of the Funds’ redemption fee and to make certain other related changes. The Amendment contains a Prospectus and Statement of Additional Information for the Fund, Part C, and the signature page.

If you have any questions or comments, please contact the undersigned at 336-607-7512. Thank you for your consideration.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

CC:	Michael R. West, President of the Trust